Consolidated Statements of Comprehensive Income, by Nature - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 13,053,376	$ 11,924,761	$ 9,489,266
Other operating income	1,260,736	1,064,928	948,737
Revenues and Other Operating Income	14,314,112	12,989,689	10,438,003
Raw materials and consumables used	(8,541,023)	(7,948,400)	(5,882,788)
Contribution Margin	5,773,089	5,041,289	4,555,215
Other work performed by the entity and capitalized	181,565	177,997	173,186
Employee benefits expenses	(809,753)	(840,493)	(837,984)
Depreciation and amortization expense	(948,330)	(862,440)	(648,114)
Impairment loss recognized in the period’s profit or loss	2,126	61,753	44,577
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(279,125)	(122,501)	(124,325)
Other expenses	(1,150,709)	(1,021,085)	(943,156)
Operating income	2,768,863	2,434,520	2,219,399
Other gains (losses)	14,196	681	5,345
Financial income	449,661	358,081	293,843
Financial costs	(1,088,631)	(1,071,759)	(869,535)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	583	2,452	3,310
Foreign currency exchange differences	136,960	110,635	(6,714)
Gains (losses) from indexed assets and liabilities	124,477	270,380
Income from continuing operations, before taxes	2,406,109	2,104,990	1,645,648
Income tax expenses, continuing operations	(236,346)	(437,932)	(519,134)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	2,169,763	1,667,058	1,126,514
NET INCOME	2,169,763	1,667,058	1,126,514
Net income attributable to:
Shareholders of Enel Americas	1,614,085	1,201,381	709,043
Non-controlling interests	555,678	465,677	417,471
NET INCOME	$ 2,169,763	$ 1,667,058	$ 1,126,514
Basic and diluted earnings per share
Basic and diluted earnings per share from continuing operations	$ 0.02465	$ 0.02091	$ 0.01234
Basic and diluted earnings per share	$ 0.02465	$ 0.02091	$ 0.01234
Weighted average number of shares of common stock	65,480,640,658	57,452,641,516	57,452,641,516
Diluted earnings per share
Weighted average number of shares of common stock	65,480,640,658	57,452,641,516	57,452,641,516
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Remeasurement (loss) from defined benefit plans	$ (576,143)	$ (177,527)	$ (4,941)
Other comprehensive loss that will not be reclassified subsequently to profit or loss	(576,143)	(177,527)	(4,941)
Components of other comprehensive income that will be reclassified subsequently to profit or loss, before taxes
Foreign currency translation gains (losses)	(765,005)	(1,575,134)	(95,501)
Gains (losses) from available-for-sale financial assets	(598)	(458)	(829)
Gains (losses) from cash flow hedge	6,100	(5,763)	12,723
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	(194)	3,036	12
Other comprehensive income (loss) that will be reclassified subsequently to profit or loss	(759,697)	(1,578,319)	(83,595)
Total components of other comprehensive income (loss), before taxes	(1,335,840)	(1,755,846)	(88,536)
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	195,098	59,684	3,694
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	195,098	59,684	3,694
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax related to cash flow hedge	(2,165)	1,354	(5,088)
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss	(2,165)	1,354	(5,088)
Total Other Comprehensive Income (Loss)	(1,142,907)	(1,694,808)	(89,930)
TOTAL COMPREHENSIVE INCOME LOSS	1,026,856	(27,750)	1,036,584
Comprehensive income (loss) attributable to:
Shareholders of Enel Américas	623,512	(121,326)	650,731
Non-controlling interests	403,344	93,576	385,853
TOTAL COMPREHENSIVE INCOME LOSS	$ 1,026,856	$ (27,750)	$ 1,036,584